CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Feb. 13, 2020
Temporary Equity, Shares Outstanding	0	0	105,858,072
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000	2,500,000
Class A Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	0	0	4,141,928
Common Stock, Shares, Outstanding	0	0	4,141,928
Common Stock Redemption Share	0	0	105,858,072
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	27,500,000	27,500,000	27,500,000
Common Stock, Shares, Outstanding	27,500,000	27,500,000	27,500,000	27,500,000
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000